Benefit Plans - Components of net periodic cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of net periodic cost
Remeasurement gains and losses	$ (468)	$ 217	$ (270)
Pension benefits
Components of net periodic cost
Service cost	110	111	113
Interest cost	255	254	286
Expected return on plan assets	(427)	(419)	(387)
Amortization of prior service credit	(56)	(56)	(56)
Costs and expenses	(118)	(110)	(44)
Remeasurement of projected benefit obligation	(255)	406	388
Remeasurement of plan assets	727	(631)	(104)
Remeasurement gains and losses	(472)	225	(284)
Total net cost (benefit)	354	(335)	240
Postretirement benefits
Components of net periodic cost
Service cost	7	8	9
Interest cost	15	15	18
Expected return on plan assets	0	0	0
Amortization of prior service credit	(21)	(25)	(21)
Costs and expenses	1	(2)	6
Remeasurement of projected benefit obligation	(4)	8	(14)
Remeasurement of plan assets	0	0	0
Remeasurement gains and losses	4	(8)	14
Total net cost (benefit)	$ (3)	$ 6	$ (8)